Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Detailed Information about Capital Computation	The Company’s capital at December 31, 2024 and 2023, as defined above, is summarized in the following table:

	2024	2023
Equity	$3,397,552	$2,442,461
Loans and borrowings	1,347,831	924,980
	4,745,383	3,367,441
Less: cash and cash equivalents	(239,329)	(191,995)
	$4,506,054	$3,175,446